Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		26 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Cash flows from operating activities:
Net Loss	$ (20,043)	$ (9,426)	$ (48,590)
Net cash used in operating activities	(20,043)	(9,426)	(48,590)
Cash flows from financing activities:
Proceeds from stock issuance to founder (increase/decrease)			14,333
Proceeds of stockholder's loan			1,302
Proceeds of loans			38,000
Net cash provided by financing activities			53,635
Net change in cash	(20,043)	(9,426)	5,045
Cash, beginning of the period	25,088	49,137
Cash, end of the period	5,045	39,711	5,045
Supplemental cash flow disclosure:
Stock issued in cancellation of debt		$ 38,000	$ 38,000